Prepaid Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses [Abstract]
Insurance		$ 30,623	$ 18,093
Rent		0	0
Legal		40,000	10,000
Total prepaid expenses	$ 54,555	$ 70,623	$ 28,093